UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2005

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Assante Asset Management Ltd.
Address:	CI Place, 151 Yonge Street, Eleventh Floor
		Toronto, Ontario M5C 2W7
		Canada

Form 13F File Number: 28-

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Keith M. Summers
Title:		Chief Compliance Officer
Phone:		(416) 644-5707

Signature, Place, and Date of Signing:


KEITH M.SUMMERS		  Toronto, Ontario  Canada   July 18, 2005
[Signature]			    [City, State]	     [Date]

Report Type:

[ ] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[x] 13F COMBINATION REPORT.

Form 13F File Number Name
28-10049	AGF Funds Inc.
28-10562	Alliance Capital Management L.P.
28-02405	Connor, Clark & Lunn Investment Management Ltd.
28-10103	Deutsche Investment Management Americas, Inc.
28-10968	Epoch Investment Partners, Inc.
28-01186	Dimensional Fund Advisors, Inc.
28-02405	Cohen & Steers Capital Management, Inc.
28-10163	Trilogy Advisors, LLC.
28-04557	Wellington Management Company, LLP

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	15
Form 13F Information Table Value Total: $ 258,425
					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

ASSANTE ASSET MANAGEMENT LTD.
FORM 13F
6/30/2005

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                                                              VALUE    SHRS OR   SH/ PTINVST OTHR   VTG ATH
NAME OF ISSUER                    TITLE OF CLASS   CUSIP      (x$1000) PRN AMT   PRN CLDSCR  MGRS   SOLE

ALTRIA GROUP INC                  COM              02209S103  16,488   255,000   SHS  0SOLE  NONE   255,000
AMERICAN INTL GROUP INC           COM              026874107  23,705   408,000   SHS  0SOLE  NONE   408,000
APPLE COMPUTER INC                COM              037833100  25,399   690,000   SHS  0SOLE  NONE   690,000
BRISTOL MYERS SQUIBB CO           COM              110122108  12,765   511,000   SHS  0SOLE  NONE   511,000
HCA INC                           COM              404119109  21,818   385,000   SHS  0SOLE  NONE   385,000
JOHNSON & JOHNSON                 COM              478160104  15,340   236,000   SHS  0SOLE  NONE   236,000
MERCK & CO INC                    COM              589331107  17,340   563,000   SHS  0SOLE  NONE   563,000
NORTHROP GRUMMAN CORP             COM              666807102  19,780   358,000   SHS  0SOLE  NONE   358,000
PFIZER INC                        COM              717081103  19,030   690,000   SHS  0SOLE  NONE   690,000
SCHLUMBERGER LTD                  COM              806857108  27,187   358,000   SHS  0SOLE  NONE   358,000
3COM CORP                         COM              885535104  6,316    1,740,000 SHS  0SOLE  NONE   1,740,000
TIME WARNER INC                   COM              887317105  15,791   945,000   SHS  0SOLE  NONE   945,000
VIACOM INC                        CL B             925524308  480      15,000    SHS  0SOLE  NONE   15,000
WELLPOINT INC                     COM              94973V107  13,510   194,000   SHS  0SOLE  NONE   194,000
TRANSOCEAN INC                    ORD              G90078109  23,477   435,000   SHS  0SOLE  NONE   435,000
